Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Increase in contract with customer, asset			$ 594.5		$ 1,121.7
Contract assets, transfer to accounts receivable			687.4		$ 709.8
Performance obligation satisfied in previous period	$ 620.9	$ 516.5	$ 1,207.8	$ 987.3